AUGUST 27, 2025
SUPPLEMENT TO THE FOLLOWING:
THE HARTFORD MIDCAP VALUE FUND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding The Hartford MidCap Value Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Mark S. Goodman, CFA will no longer serve as a portfolio manager for The Hartford MidCap Value Fund (the “Fund”). Gregory J. Garabedian will remain as portfolio manager for the Fund. Mr. Goodman’s portfolio management responsibilities for the Fund have transitioned to Mr. Garabedian. Accordingly, effective immediately, all references to Mark S. Goodman, CFA in the above referenced Summary Prospectus and Statutory Prospectus are deleted in their entirety.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7755
August 2025